UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2013

Shares	Description (1)	Value
Common Stocks - 102.1% (68.9% of Total Investments)
Aerospace & Defense - 1.6%
48,000	Raytheon Company	$ 2,821,920
Automobiles - 2.4%
151,000	General Motors Company, (2)	4,200,820
Capital Markets - 1.0%
62,800	Bank of New York Company, Inc.	1,757,772
Chemicals - 1.5%
44,000	Mosaic Company	2,622,840
Commercial Banks - 3.8%
180,500	Wells Fargo & Company	6,676,695
Communications Equipment - 4.1%
285,000	Cisco Systems, Inc.	5,959,350
86,000	LM Ericsson Telefonaktiebolget, Sponsored ADR	1,083,600
Total Communications Equipment	7,042,950
Consumer Finance - 3.2%
100,200	Capital One Financial Corporation	5,505,990
Diversified Financial Services - 7.1%
143,400	Citigroup Inc.	6,344,016
125,600	JPMorgan Chase & Co.	5,960,976
Total Diversified Financial Services	12,304,992
Diversified Telecommunication Services - 0.8%
356,700	Frontier Communications Corporation	1,419,666
Energy Equipment & Services - 1.0%
43,300	Halliburton Company	1,749,753
Food & Staples Retailing - 2.6%
83,600	CVS Caremark Corporation	4,597,164
Industrial Conglomerates - 1.2%
87,600	General Electric Company	2,025,312
Insurance - 13.0%
174,500	American International Group, (2)	6,774,090
234,000	Hartford Financial Services Group, Inc.	6,037,200
73,700	MetLife, Inc.	2,802,074
31,182	Symetra Financial Corporation	418,151
233,100	Unum Group	6,585,075
Total Insurance	22,616,590
Machinery - 2.2%
37,500	Ingersoll Rand Company Limited, Class A	2,062,875
34,700	PACCAR Inc.	1,754,432
Total Machinery	3,817,307
Media - 12.5%
286,000	Interpublic Group Companies, Inc.	3,726,580
16,393	Metro-Goldwyn-Mayer, (2), (3)	672,797
211,300	National CineMedia, Inc.	3,334,314
61,100	News Corporation, Class A	1,864,772
98,800	Time Warner Inc.	5,692,856
3,958	Tribune Company	225,012
3,184	Tribune Company, (15)	-
100,000	Viacom Inc., Class B	6,157,000
Total Media	21,673,331
Metals & Mining - 4.2%
79,400	AngloGold Ashanti Limited, Sponsored ADR	1,869,870
298,900	AuRico Gold Inc.	1,880,081
122,000	Barrick Gold Corporation	3,586,800
Total Metals & Mining	7,336,751
Oil, Gas & Consumable Fuels - 8.8%
58,600	Canadian Natural Resources Limited	1,882,818
18,900	Occidental Petroleum Corporation	1,481,193
79,200	Royal Dutch Shell PLC, Class A	5,160,672
217,800	Talisman Energy Inc.	2,668,050
86,600	Total S.A., Sponsored ADR	4,155,068
Total Oil, Gas & Consumable Fuels	15,347,801
Pharmaceuticals - 16.7%
57,400	AstraZeneca PLC, Sponsored ADR	2,868,852
141,625	GlaxoSmithKline PLC, Sponsored ADR	6,643,629
61,200	Merck & Company Inc.	2,706,876
261,800	Pfizer Inc.	7,555,548
32,400	Roche Holdings AG, Sponsored ADR	1,898,640
146,400	Sanofi-Aventis	7,478,112
Total Pharmaceuticals	29,151,657
Semiconductors & Equipment - 1.2%
151,000	Applied Materials, Inc.	2,035,480
Software - 6.7%
279,943	CA Technologies, Inc.	7,046,165
163,000	Microsoft Corporation, (4)	4,663,430
Total Software	11,709,595
Specialty Retail - 1.0%
79,000	Best Buy Co., Inc.	1,749,850
Tobacco - 2.6%
49,400	Philip Morris International	4,579,874
Wireless Telecommunication Services - 2.9%
176,700	Vodafone Group PLC, Sponsored ADR	5,020,047
Total Common Stocks (cost $147,520,341)	177,764,157

Shares	Description (1)	Coupon	Ratings (5)	Value
Convertible Preferred Securities — 0.5% (0.3% of Total Investments)
Commercial Banks - 0.5%
700	Wells Fargo & Company, Convertible Bond	7.500%	BBB+	$ 902,125
Total Convertible Preferred Securities (cost $635,761)	902,125
Shares	Description (1)	Coupon	Ratings (5)	Value
$25 Par (or similar) Retail Structures - 7.7% (5.2% of Total Investments)
Capital Markets - 0.4%
25,000	State Street Corporation	5.250%	BBB+	$ 632,750
Commercial Banks - 1.7%
25,000	BB&T Corporation	5.850%	BBB	655,500
6,525	Cobank Agricultural Credit Bank, (6)	6.250%	A-	693,485
25,000	First Republic Bank of San Francisco	6.200%	BBB	675,750
10,000	PNC Financial Services	6.125%	BBB	276,700
25,000	U.S. Bancorp.	6.500%	BBB+	746,500
Total Commercial Banks	3,047,935
Consumer Finance - 0.3%
23,500	HSBC Finance Corporation	6.360%	A	591,730
Diversified Consumer Services - 0.4%
25,000	Gabelli Equity Trust	5.000%	AAA	660,250
Diversified Financial Services - 0.1%
10,000	JPMorgan Chase & Company	5.500%	BBB	253,000
Electric Utilities - 1.7%
18,150	Alabama Power Company, (6)	6.500%	A-	530,321
10,000	Alabama Power Company, (6)	6.450%	A-	276,250
12,000	Connecticut Power & Light Company, (6)	4.960%	BBB	601,876
5,000	Georgia Power Company, (6)	6.500%	A-	559,688
5,000	Gulf Power Company, (6)	6.450%	BBB+	544,387
3,600	SCE Trust I	5.625%	BBB+	94,644
11,600	SCE Trust II	5.100%	BBB+	289,884
Total Electric Utilities	2,897,050
Insurance - 2.7%
25,000	Arch Capital Group Limited	6.750%	BBB	696,250
3,800	Aspen Insurance Holdings Limited	7.401%	BBB-	103,360
15,410	Aspen Insurance Holdings Limited	7.250%	BBB-	422,696
25,000	Axis Capital Holdings Limited	6.875%	BBB	676,500
25,000	Endurance Specialty Holdings Limited	7.750%	BBB-	692,750
3,500	Endurance Specialty Holdings Limited	7.500%	BBB-	94,710
25,000	MetLife Inc.	6.500%	Baa2	633,500
25,000	PartnerRe Limited	7.250%	BBB+	689,000
25,000	Principal Financial Group	6.518%	BBB	661,000
Total Insurance	4,669,766
Oil, Gas & Consumable Fuels - 0.4%
25,000	Kayne Anderson MLP Trust, (4)	4.950%	AA	630,750
Total $25 Par (or similar) Retail Structures (cost $12,278,484)	13,383,231

Principal
Amount (000)	Description (1)	Coupon	Maturity (7)	Ratings (5)	Value
Variable Rate Senior Loan Interests - 26.5% (17.9% of Total Investments) (8)
Aerospace & Defense - 0.3%
$ 439	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B1	$ 442,402
Airlines - 0.3%
500	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	508,594
Auto Components - 1.1%
1,297	Federal-Mogul Corporation, Tranche B, Term Loan	2.138%	12/29/14	B1	1,215,709
662	Federal-Mogul Corporation, Tranche C, Term Loan	2.138%	12/28/15	B1	620,259
1,959	Total Auto Components	1,835,968
Biotechnology - 0.5%
881	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	891,318
Chemicals - 0.6%
978	Univar, Inc., Term Loan	5.000%	6/30/17	B+	988,414
Communications Equipment - 0.1%
250	Arris Group, Inc., Term Loan B, WI/DD	TBD	TBD	BB-	250,781
Consumer Finance - 0.4%
750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	756,211
Containers & Packaging - 1.1%
1,591	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,615,515
356	Sealed Air Corporation, Term Loan B1	4.000%	10/03/18	Ba1	361,862
1,947	Total Containers & Packaging	1,977,377
Diversified Financial Services - 0.3%
438	WideOpenWest Finance LLC, Term Loan B, WI/DD	TBD	TBD	B1	442,451
Diversified Telecommunication Services - 0.5%
854	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	868,100
Electric Utilities - 0.8%
1,860	TXU Corporation, 2014 Term Loan	3.733%	10/10/14	B2	1,372,544
Food Products - 2.4%
998	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,013,709
900	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	908,888
1,238	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,259,306
973	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	988,147
4,109	Total Food Products	4,170,050
Health Care Equipment & Supplies - 0.9%
1,481	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	1,509,978
Health Care Providers & Services - 2.4%
998	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	1,009,112
982	Golden Living, Term Loan	5.000%	5/04/18	B1	951,971
76	HCA, Inc., Tranche B2, Term Loan	3.534%	3/31/17	BB	76,677
901	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	910,194
987	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	997,156
305	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	307,796
4,249	Total Health Care Providers & Services	4,252,906
Health Care Technology - 0.6%
988	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	1,002,030
Hotels, Restaurants & Leisure - 2.1%
955	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	965,648
499	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	507,745
1,245	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	1,256,707
1,013	Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.001%	12/20/18	BB+	1,028,415
3,712	Total Hotels, Restaurants & Leisure	3,758,515
Industrial Conglomerates - 0.6%
1,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	1,014,432
Internet & Catalog Retail - 0.4%
653	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B+	662,773
IT Services - 0.2%
302	SunGard Data Systems, Inc., Term Loan B	1.953%	2/28/14	BB	303,632
Media - 4.7%
582	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	586,638
495	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	500,298
750	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	780,000
1,246	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,262,436
1,000	Kabel Deutschland GmbH, Term Loan F1	3.250%	1/20/19	Ba2	1,006,339
1,448	Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,462,637
262	Nielsen Finance LLC, Term Loan E	0.290%	5/02/16	BBB-	265,161
848	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	856,990
1,564	Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	1,574,842
8,195	Total Media	8,295,341
Oil, Gas & Consumable Fuels - 0.9%
500	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	506,473
860	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	865,734
131	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	124,484
1,491	Total Oil, Gas & Consumable Fuels	1,496,691
Pharmaceuticals - 1.6%
499	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	503,738
744	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	752,414
735	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	746,666
133	Warner Chilcott Corporation, Term Loan B	4.250%	3/15/18	BBB-	135,185
306	Warner Chilcott PLC, Term Loan B1	4.250%	3/15/18	BBB-	310,551
108	Warner Chilcott PLC, Term Loan B2	4.250%	3/15/18	BBB-	110,044
241	Warner Chilcott PLC, Term Loan B3	4.250%	3/15/18	BBB-	244,718
2,766	Total Pharmaceuticals	2,803,316
Real Estate Investment Trust - 0.5%
919	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	930,377
Real Estate Management & Development - 0.2%
361	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	361,953
Road & Rail - 0.2%
404	Swift Transportation Company, Inc., Term Loan B2	3.287%	12/21/17	BB	410,228
Semiconductors & Equipment - 1.0%
748	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	766,205
980	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	1,003,888
1,728	Total Semiconductors & Equipment	1,770,093
Software - 1.0%
872	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	886,812
868	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	884,551
1,740	Total Software	1,771,363
Specialty Retail - 0.6%
950	Tempur-Pedic International, Inc., Term Loan B	5.000%	11/20/19	BB	964,505
Wireless Telecommunication Services - 0.2%
441	Clear Channel Communications, Inc., Tranche B, Term Loan	3.854%	1/29/16	CCC+	392,348
$ 46,345	Total Variable Rate Senior Loan Interests (cost $45,922,101)	46,204,691

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Corporate Bonds - 0.1% (0.1% of Total Investments)
Media - 0.1%
$ 133	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	$ 127,845
$ 133	Total Corporate Bonds (cost $109,672)	127,845
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
$1,000 Par (or similar) Institutional Structures - 1.1% (0.7% of Total Investments)
Commercial Banks - 0.3%
500	PNC Financial Services Inc.	6.750%	N/A (14)	BBB	571,869
Diversified Financial Services - 0.8%
600	General Electric Capital Corporation	7.125%	N/A (14)	AA-	697,839
500	JPMorgan Chase & Company	7.900%	N/A (14)	BBB	574,413
Total Diversified Financial Services	1,272,252
Insurance — 0.0%
44	Prudential PLC	7.750%	N/A (14)	A-	47,410
Total $1,000 Par (or similar) Institutional Structures (cost $1,631,276)	1,891,531
Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments - 10.3% (6.9% of Total Investments)
$ 14,229	Repurchase Agreement with Fixed Income Clearing Coporation, dated 3/28/13, repurchase price $14,229,330, collateralized by $14,495,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $14,514,641	0.010%	4/01/13	$ 14,229,314
3,630	Repurchase Agreement with Fixed Income Clearing Coporation, dated 3/28/13, repurchase price $3,630,164, collateralized by $3,705,000 U.S. Treasury Bills, 0.000%, due 9/26/13, value $3,703,148	0.010%	4/01/13	3,630,160
$ 17,859	Total Short-Term Investments (cost $17,859,474)	17,859,474
Total Investments (cost $225,957,109) - 148.3%	258,133,054
Borrowings - (44.2)% (9), (10)	(77,000,000)
Other Assets Less Liabilities - (4.1)% (11)	(7,015,211)
Net Assets Applicable to Common Shares - 100%	$ 174,117,843

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value (11)
(1,250)	Aurico Gold Inc	$ (875,000)	6/22/13	$ 7	$ (34,375)
(1,250)	Aurico Gold Inc	(1,000,000)	6/22/13	8	(12,500)
(790)	Best Buy Co., Inc.	(1,501,000)	6/22/13	19	(310,075)
(1,036)	CA Technologies, Inc.	(2,590,000)	5/18/13	25	(90,650)
(737)	MetLife, Inc.	(2,653,200)	4/20/13	36	(167,668)
(641)	Talisman Energy Inc.	(769,200)	4/20/13	12	(32,050)
(5,704)	Total Call Options Written (premiums received $476,613)	$ (9,388,400)	$ (647,318)

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation) (11)
JPMorgan	$ 13,975,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (164,730)
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	80,379
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	213,347
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(793,460)
$ (664,464)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$177,091,360	$ 672,797	$ –	**	$177,764,157
Convertible Preferred Securities	902,125	–	–	902,125
$25 Par (or similar) Retail Structures	10,177,224	3,206,007	–	13,383,231
Variable Rate Senior Loan Interests	–	46,204,691	–	46,204,691
Corporate Bonds	–	127,845	–	127,845
$1,000 Par (or similar) Institutional Structures	–	1,891,531	1,891,531
Short-Term Investments:
Repurchase Agreements	–	17,859,474	–	17,859,474
Derivatives:
Call Options Written	(647,318)	–	–	(647,318)
Interest Rate Swaps*	–	(664,464)	–	(664,464)
Total	$187,523,391	$69,297,881	$ –	$256,821,272

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transaction. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $228,044,137.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 37,556,875
Depreciation	(7,467,958)

Net unrealized appreciation (depreciation) of investments	$ 30,088,917

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(8)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(9)	Borrowings as a percentage of Total Investments is 29.8%.

(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $162,364,544 have been pledged as collateral for Borrowings.

(11)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(13)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

(14)	Perpetual security. Maturity date is not applicable.

(15)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

N/A	Not applicable.

WI/DD	Purchased on a when-issued or delayed-delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013